Average Annual Total Returns - FidelityMunicipalIncomeFund-AMCIZPRO - FidelityMunicipalIncomeFund-AMCIZPRO - Fidelity Municipal Income Fund	Mar. 01, 2024
Fidelity Advisor Municipal Income Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	2.51%
Past 5 years	1.17%
Since Inception	1.43%	[1]
Fidelity Advisor Municipal Income Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	2.51%
Past 5 years	1.10%
Since Inception	1.36%	[1]
Fidelity Advisor Municipal Income Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	2.52%
Past 5 years	1.44%
Since Inception	1.65%	[1]
Fidelity Advisor Municipal Income Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	2.53%
Past 5 years	1.19%
Since Inception	1.46%	[2]
Fidelity Advisor Municipal Income Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	5.01%
Past 5 years	1.25%
Since Inception	1.39%	[3]
Fidelity Advisor Municipal Income Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	7.04%
Past 5 years	2.25%
Since Inception	2.39%	[4]
Fidelity Advisor Municipal Income Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	7.17%
Past 5 years	2.37%
Since Inception	2.59%	[5]
LB015
Average Annual Return:
Past 1 year	6.40%
Past 5 years	2.25%
Since Inception	2.39%
LB083
Average Annual Return:
Past 1 year	6.81%
Past 5 years	2.36%
Since Inception	2.52%

[1]	AFrom March 1, 2018.
[2]	BFrom March 1, 2018.
[3]	CFrom March 1, 2018.
[4]	DFrom March 1, 2018.
[5]	EFrom October 2, 2018.